SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2025	Feb. 29, 2024
SHORT-TERM INVESTMENTS.
Held-to-maturity investments	$ 445,356	$ 135,355
Variable-rate financial instruments	1,401,764	936,488
Available-for-sale securities		22,750
Short-term investments	$ 1,847,120	$ 1,094,593